[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                  Semi-Annual Report

                  June 30, 2001

                  Mercury Aggregate
                  Bond Index Fund
                  of Mercury Index Funds, Inc.

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President
Frank Salerno, Senior Vice President
Richard Vella, Senior Vice President
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                        June 30, 2001 (2) Mercury Aggregate Bond Index Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury Aggregate Bond Index Fund. The Fund is designed for investors seeking to achieve investment returns that replicate the total return of investment-grade fixed-income securities. As such, the Fund seeks to achieve its investment objective by providing investment returns, that, before expenses, replicate the total return of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted investment performance benchmark comprised of US Government securities, US Government agency mortgage-backed securities (MBS) and investment-grade corporate bonds. For the six months ended June 30, 2001, the Fund's Class I and Class A Shares had total returns of +3.20% and +2.98%, respectively. This compares to the total return of +3.62 for the unmanaged Lehman Brothers Aggregate Bond Index for the same period. (Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

As of June 30, 2001, the Index was comprised of 6,414 securities. Of this amount, 718 represented Government and Government agency securities, 3,928 were investment-grade corporate securities, and 1,768 were mortgage and asset-backed securities (MBS). These three sectors have representation of 34.80%, 26.34% and 38.86%, respectively, in the Index. For Governments and Government agency securities, this represented a decline from 47.6% from the beginning of the year. Consequently, the corporate bond and mortgage sectors have increased by 2.51% and 0.29%, respectively.

The Fund invests all of its assets in Master Aggregate Bond Index Series, which has the same investment objective as the Fund. In attempting to match the return of the Index, we have implemented a stratified sampling approach when selecting investments. This refers to duplicating investment characteristics of various positions, or cells, of the Series with the corresponding cell in the Index. This approach is necessary because fully replicating the Index is not practical because of its size and the illiquidity of some issues. In constructing the Government and Government agency sectors, the measures of duration (which measures the amount of price change when interest rates change) and convexity (which measures the stability of duration) are identical in the Series and the Index. In addition, an analysis of the duration exposure is conducted for each part of the yield curve (partial duration) to ensure identical exposure to the yield curve. This provides comfort that a deviation in performance will not result should the shape of the yield curve change.

A similar approach is applicable in constructing the corporate sector of the Series. However, in addition to duration, partial duration and convexity exercises, credit and industry exposure of the Series is matched to the Index.

The MBS sector is managed with a slightly different approach. In the analysis of MBS, the calculation of duration and convexity is highly dependent on prepayment assumptions of the underlying mortgages. While there are many models projecting prepayments,


                        June 30, 2001 (3) Mercury Aggregate Bond Index Fund there has yet to emerge a model that can be fully relied upon. As a result, the duration and convexity measurements may not be accurate. Rather than relying on estimations of duration, the Series' construction is matched by other elements. This entails having a neutral exposure to the MBS sector with regard to coupon, original term (30-year, 15-year, balloon) and issuer.

In Conclusion

We appreciate your investment in Mercury Aggregate Bond Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn                              /s/ Christopher G. Ayoub

Terry K. Glenn                                  Christopher G. Ayoub
President and Director                          Senior Vice President and
                                                Portfolio Manager


/s/ Gregory Mark Maunz                          /s/ Jeffrey B. Hewson

Gregory Mark Maunz                              Jeffrey B. Hewson
Senior Vice President and                       Vice President and
Portfolio Manager                               Portfolio Manager

August 8, 2001


                        June 30, 2001 (4) Mercury Aggregate Bond Index Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers two classes of shares allowing you to invest in the way that best suits your needs.

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

CLASS I SHARES do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of their administrative fee. Without such waiver, the Fund's performance would have been lower.


                        June 30, 2001 (5) Mercury Aggregate Bond Index Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
Class I Shares                                                          % Return
--------------------------------------------------------------------------------
One Year Ended 6/30/01                                                   +10.27%
--------------------------------------------------------------------------------
Inception (2/15/00) through 6/30/01                                      +10.21
--------------------------------------------------------------------------------

================================================================================
Class A Shares                                                          % Return
--------------------------------------------------------------------------------
One Year Ended 6/30/01                                                    +9.89%
--------------------------------------------------------------------------------
Inception (2/15/00) through 6/30/01                                       +9.85
--------------------------------------------------------------------------------

RECENT PERFORMANCE RESULTS
================================================================================
                           6-Month      12-Month   Since Inception  Standardized
As of June 30, 2001     Total Return  Total Return  Total Return    30-Day Yield
--------------------------------------------------------------------------------
Class I*                   +3.20%       +10.27%        +14.27%          7.22%
--------------------------------------------------------------------------------
Class A*                   +2.98        + 9.89         +13.77           6.97
--------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index**               +3.62        +11.23         +14.66             --
--------------------------------------------------------------------------------

* Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 2/15/00.

** This unmanaged market-weighted Index is comprised of US Government and agency securities, mortgage-backed securities issued by Ginnie Mae, Freddie Mac and Fannie Mae, and investment-grade (rated BBB or better) corporate bonds. Since inception total return is from 2/29/00.


                        June 30, 2001 (6) Mercury Aggregate Bond Index Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001

MERCURY AGGREGATE BOND INDEX FUND
================================================================================
Assets:

Investment in Master Aggregate Bond Index Series, at value
  (identified cost--$632,138)                                         $ 637,806
Prepaid registration fees and other assets                               40,357
                                                                      ---------
Total assets                                                            678,163
                                                                      ---------
--------------------------------------------------------------------------------

Liabilities:

Payables:
  Dividends to shareholders                               $     953
  Distributor                                                   121       1,074
                                                          ---------
Accrued expenses and other liabilities                                   40,492
                                                                      ---------
Total liabilities                                                        41,566
                                                                      ---------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                            $ 636,597
                                                                      =========
--------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                       $      --+
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                               6
Paid-in capital in excess of par                                        632,996
Accumulated distributions in excess of investment
  income--net                                                            (1,067)
Accumulated realized capital losses on investments
  from the Series--net                                                   (1,006)
Unrealized appreciation on investments from the
  Series--net                                                             5,668
                                                                      ---------
Net assets                                                            $ 636,597
                                                                      =========
--------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $14,616 and 1,406
  shares outstanding                                                  $   10.40
                                                                      =========
Class A--Based on net assets of $621,981 and 59,846
  shares outstanding                                                  $   10.39
                                                                      =========
--------------------------------------------------------------------------------

+     Amount is less than $1.

      See Notes to Financial Statements.


                        June 30, 2001 (7) Mercury Aggregate Bond Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001
--------------------------------------------------------------------------------------------

MERCURY AGGREGATE BOND INDEX FUND
============================================================================================
Investment Income:

Investment income allocated from the Series                                         $ 18,575
Expenses allocated from the Series                                                      (315)
                                                                                    --------
Net investment income from the Series                                                 18,260
                                                                                    --------
--------------------------------------------------------------------------------------------

Expenses:

Registration fees                                                       $ 15,815
Professional fees                                                         13,252
Printing and shareholder reports                                          10,422
Offering cost                                                              9,897
Transfer agent fees                                                        1,605
Account maintenance fee--Class A                                             715
Administration fee                                                           557
Other                                                                        527
                                                                        --------
Total expenses before reimbursement                                       52,790
Reimbursement of expenses                                                (51,364)
                                                                        --------
Total expenses after reimbursement                                                     1,426
                                                                                    --------
Investment income--net                                                                16,834
                                                                                    --------
--------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Series--Net:

Realized loss on investments from the Series--net                                     (1,296)
Change in unrealized appreciation on investments from the Series--net                  1,190
                                                                                    --------
Net Increase in Net Assets Resulting from Operations                                $ 16,728
                                                                                    ========
--------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (8) Mercury Aggregate Bond Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY AGGREGATE BOND INDEX FUND
========================================================================================================

                                                                       For the Six      For the Period
                                                                      Months Ended     Feb. 15, 2000+ to
 Increase (Decrease) in Net Assets:                                   June 30, 2001      Dec. 31, 2000
 -------------------------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                               $      16,834    $           6,334
 Realized gain (loss) on investments from the Series--net                    (1,296)               2,101
 Change in unrealized appreciation on investments
   from the Series--net                                                       1,190                4,478
                                                                      ----------------------------------
 Net increase in net assets resulting from operations                        16,728               12,913
                                                                      ----------------------------------
 -------------------------------------------------------------------------------------------------------

 Dividends & Distributions to Shareholders:

 Investment income--net:
   Class I                                                                     (426)                (694)
   Class A                                                                  (16,275)              (5,640)
 In excess of investment income--net:
   Class I                                                                       (3)                (132)
   Class A                                                                     (130)              (1,068)
 Realized gain on investments from the Series--net:
   Class I                                                                       --                 (114)
   Class A                                                                       --               (1,697)
                                                                      ----------------------------------
 Net decrease in net assets resulting from dividends and
   distributions to shareholders                                            (16,834)              (9,345)
                                                                      ----------------------------------
 -------------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital share transactions         143,217              464,918
                                                                      ----------------------------------
 -------------------------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                                               143,111              468,486
 Beginning of period                                                        493,486               25,000
                                                                      ----------------------------------
 End of period*                                                       $     636,597    $         493,486
                                                                      ==================================
 -------------------------------------------------------------------------------------------------------

*Accumulated distributions in excess of investment
 income--net                                                          $      (1,067)   $          (1,067)
                                                                      ==================================
 -------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                        June 30, 2001 (9) Mercury Aggregate Bond Index Fund

FINANCIAL HIGHLIGHTS

MERCURY AGGREGATE BOND INDEX FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                  Class I                     Class A
                                         -----------------------     -----------------------
                                                        For the                     For the
                                         For the Six     Period      For the Six     Period
                                           Months       Feb. 15,       Months       Feb. 15,
                                            Ended       2000+ to        Ended       2000+ to
                                          June 30,      Dec. 31,      June 30,      Dec. 31,
Increase (Decrease) in Net Asset Value:     2001          2000          2001          2000
--------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $ 10.38       $ 10.00       $ 10.38       $ 10.00
                                           -------------------------------------------------
Investment income--net                         .31           .56           .30           .62
Realized and unrealized gain on
  investments from the Series--net             .02           .53           .01           .49
                                           -------------------------------------------------
Total from investment operations               .33          1.09           .31          1.11
                                           -------------------------------------------------
Less dividends and distributions:
  Investment income--net                      (.31)         (.52)         (.30)         (.54)
  In excess of investment income--net           --++        (.10)           --++        (.10)
  Realized gain on investments
    from the Series--net                        --          (.09)           --          (.09)
                                           -------------------------------------------------
Total dividends and distributions             (.31)         (.71)         (.30)         (.73)
                                           -------------------------------------------------
Net asset value, end of period             $ 10.40       $ 10.38       $ 10.39       $ 10.38
                                           =================================================
--------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share           3.20%@       10.73%@        2.98%@       10.48%@
                                           =================================================
--------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement+++             .35%*         .32%*         .60%*         .60%*
                                           =================================================
Expenses+++                                 17.85%*       89.42%*       18.11%*      106.04%*
                                           =================================================
Investment income--net                       5.98%*        6.50%*        5.73%*        6.11%*
                                           =================================================
--------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $    15       $    14       $   622       $   479
                                           =================================================
--------------------------------------------------------------------------------------------

  *   Annualized.
  +   Commencement of operations.
 ++   Amount is less than $.01 per share.
+++   Includes the Fund's share of the Series' allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (10) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY AGGREGATE BOND INDEX FUND

(1)   Significant Accounting Policies:

      Mercury Aggregate Bond Index Fund (the "Fund") is part of Mercury Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at June 30, 2001 was .15%. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers two classes of shares. Class I and Class A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.


                        June 30, 2001 (11) Mercury Aggregate Bond Index Fund

      (e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of investment income are due primarily to differing tax treatments for post-October losses.

      (f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administrative Services Agreement with Mercury Advisors ("Mercury Advisors"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2001, Mercury Advisors earned fees of $557, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $50,807.

      The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of Mercury Advisors, FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2001 were $414,614 and $290,076, respectively.


                        June 30, 2001 (12) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $143,217 and $464,918 for the six months ended June 30, 2001 and for the period February 15, 2000 to December 31, 2000.

      Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months Ended
June 30, 2001                                         Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
of dividends                                               47     $         488
                                                    ---------------------------
Net increase                                               47     $         488
                                                    ===========================

Class I Shares for the Period
February 15, 2000+ to December 31, 2000               Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                                46     $         477
Shares issued to shareholders in reinvestment
of dividends and distributions                             63               639
                                                    ---------------------------
Net increase                                              109     $       1,116
                                                    ===========================
-------------------------------------------------------------------------------

+ On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.

Class A Shares for the Six Months Ended
June 30, 2001                                         Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                            28,043     $     293,159
Shares issued to shareholders in reinvestment
of dividends                                            1,585            16,588
                                                    ---------------------------
Total issued                                           29,628           309,747
Shares redeemed                                       (15,982)         (167,018)
                                                    ---------------------------
Net increase                                           13,646     $     142,729
                                                    ===========================

Class A Shares for the Period
February 15, 2000+ to December 31, 2000               Shares      Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                            44,655     $     460,787
Shares issued to shareholders in reinvestment
of dividends and distributions                            348             3,556
                                                    ---------------------------
Total issued                                           45,003           464,343
Shares redeemed                                           (53)             (541)
                                                    ---------------------------
Net increase                                           44,950     $     463,802
                                                    ===========================
-------------------------------------------------------------------------------

+ On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.


                        June 30, 2001 (13) Mercury Aggregate Bond Index Fund

SCHEDULE OF INVESTMENTS

MASTER AGGREGATE BOND INDEX SERIES

                                                                               In US Dollars
                   -------------------------------------------------------------------------
                     Face         Interest              Maturity
Issue               Amount          Rate                 Date(s)                   Value
--------------------------------------------------------------------------------------------
US Government & Agency Obligations--38.2%

Fannie Mae         $  300,000      5.45 %              10/10/2003               $    303,048
                      220,000      6.85                 4/05/2004                    230,514
                    7,400,000      7.125                3/15/2007                  7,919,184
                    8,550,000      5.75                 2/15/2008                  8,507,908
                    1,900,000      6.625               11/15/2010                  1,962,928
--------------------------------------------------------------------------------------------
Financing Corp.       700,000      9.80                11/30/2017                    935,487
--------------------------------------------------------------------------------------------
Freddie Mac         6,100,000      6.25                10/15/2002                  6,249,633
                   15,250,000      5.75                 7/15/2003                 15,581,230
                    1,300,000      7.18                 6/27/2006                  1,387,724
                    8,350,000      6.75                 9/15/2029                  8,520,515
--------------------------------------------------------------------------------------------
Tennessee Valley    2,000,000      6.25                12/15/2017                  1,950,920
Authority, Series E
--------------------------------------------------------------------------------------------
United States         800,000      8.75                11/15/2008                    873,128
Treasury Bonds     15,800,000      8.75                 5/15/2017                 20,503,028
                    6,300,000      8.50                 2/15/2020                  8,135,883
                    5,700,000      6.375                8/15/2027                  6,042,000
--------------------------------------------------------------------------------------------
United States       8,400,000      6.50                 5/31/2002                  8,596,896
Treasury Notes      5,300,000      6.25                 7/31/2002                  5,428,366
                    2,200,000      5.75                11/30/2002                  2,249,500
                    5,800,000      4.75                 2/15/2004                  5,832,596
                    3,200,000      5.875                2/15/2004                  3,305,504
                    7,100,000      5.25                 5/15/2004                  7,222,049
                    2,600,000      6.00                 8/15/2004                  2,698,306
                    4,600,000      5.875               11/15/2004                  4,757,366
                    2,200,000      5.75                11/15/2005                  2,253,262
                   11,350,000      5.875               11/15/2005                 11,754,287
                   14,300,000      4.625                5/15/2006                 14,103,375
                    3,700,000      6.125                8/15/2007                  3,879,783
                    2,500,000      5.50                 5/15/2009                  2,521,875
                      400,000      5.75                 8/15/2010                    409,260
--------------------------------------------------------------------------------------------
Total Investments in US Government & Agency Obligations
(Cost--$163,688,307)--38.2%                                                      164,115,555
--------------------------------------------------------------------------------------------


                        June 30, 2001 (14) Mercury Aggregate Bond Index Fund

                                                                               In US Dollars
                  --------------------------------------------------------------------------
                     Face         Interest              Maturity
Issue               Amount          Rate                 Date(s)                   Value
--------------------------------------------------------------------------------------------
US Government Agency Mortgage-Backed Obligations*--33.7%

Fannie Mae        $ 1,016,122      5.50 %          6/01/2011-2/01/2014          $    990,674
                    4,662,106      6.00            2/01/2013-6/01/2015             4,629,899
                    8,318,674      6.00            1/01/2026-5/01/2031             8,037,487
                    4,726,099      6.50            1/01/2013-5/01/2016             4,767,118
                   13,167,163      6.50           12/01/2025-1/01/2030            13,007,445
                    6,344,718      7.00            4/01/2027-3/01/2031             6,389,811
                    2,661,530      7.50           10/01/2027-9/01/2030             2,720,680
                      152,402      8.00                 9/01/2015                    157,578
                    1,958,862      8.00           11/01/2029-12/01/2030            2,025,453
                      382,484      8.50            5/01/2030-1/01/2031               402,651
--------------------------------------------------------------------------------------------
Freddie Mac--       1,143,565      5.50           10/01/2013-1/01/2014             1,115,918
Gold Program        1,366,839      5.50           12/01/2028-1/01/2029             1,279,686
                    2,777,472      6.00            2/01/2016-5/01/2016             2,742,375
                    3,480,700      6.00            9/01/2029-6/01/2031             3,347,398
                    1,600,000      6.00                  TBA(1)                    1,559,771
                    1,258,242      6.50            7/01/2015-6/01/2016             1,263,421
                   15,278,848      6.50            1/01/2026-5/01/2031            15,078,211
                    3,700,000      6.50                  TBA(1)                    3,650,944
                    3,417,205      7.00            1/01/2011-1/01/2016             3,495,172
                   15,850,938      7.00            9/01/2025-6/01/2031            15,971,277
                    1,375,188      7.50           5/01/2017-11/01/2015             1,418,885
                   11,906,882      7.50            1/01/2023-3/01/2031            12,173,761
                    4,124,350      8.00            6/01/2024-6/01/2031             4,285,175
                      833,035      8.50            5/01/2028-8/01/2030               876,566
                      538,181      9.50                 2/01/2019                    583,154
--------------------------------------------------------------------------------------------
Government          2,176,319      6.00            4/20/2026-5/15/2031             2,105,659
National Mortgage     350,307      6.50            2/15/2014-5/15/2014               354,664
Association         7,462,264      6.50            4/15/2026-6/15/2031             7,393,688
                      168,015      7.00                 4/15/2013                    172,497
                    8,398,230      7.00            7/15/2027-5/15/2031             8,482,908
                      600,000      7.00                  TBA(1)                      605,250
                    6,980,508      7.50            3/15/2024-5/15/2031             7,174,019
                    4,337,193      8.00           12/15/2022-4/15/2031             4,506,938
                    1,120,444      8.50           11/15/2017-3/15/2031             1,175,546
                      578,522      9.00           11/15/2016-11/15/2024              625,473
                       47,830      9.50                 9/15/2021                     52,609
--------------------------------------------------------------------------------------------
Total US Government Agency Mortgage-Backed Obligations
(Cost--$143,832,665)--33.7%                                                      144,619,761
--------------------------------------------------------------------------------------------


                        June 30, 2001 (15) Mercury Aggregate Bond Index Fund

                                                                               In US Dollars
                  --------------------------------------------------------------------------
S&P      Moody's      Face
Ratings  Ratings     Amount                Corporate Bonds & Notes                 Value
--------------------------------------------------------------------------------------------
Banking--3.3%

                                 Bank of America Corp.:
A        Aa3      $ 1,000,000     6.875% due 6/01/2003                          $  1,033,060
A+       Aa2        1,000,000     7.875% due 5/16/2005                             1,070,980
A        Aa3        1,600,000     7.40% due 1/15/2011                              1,662,048
                                 Bank One Corp.:
A        Aa3        1,500,000     7.625% due 8/01/2005                             1,585,980
A-       A1           600,000     7.875% due 8/01/2010                               643,134
A+       A1         1,000,000    Chase Manhattan Corporation,
                                 9.75% due 11/01/2001                              1,017,000
                                 Citicorp:
A+       A1           500,000     9.50% due 2/01/2002                                514,470
A+       A1           500,000     6.375% due 11/15/2008                              492,360
A        A1         1,000,000    First Bank Systems, Inc.,
                                 7.55% due 6/15/2004                               1,052,450
A        A1         1,000,000    Firstar Bank NA, 7.125% due 12/01/2009            1,030,190
A-       A3         1,020,000    Fleet/Norstar Financial Group, Inc.,
                                 8.125% due 7/01/2004                              1,080,578
A        A1           500,000    HSBC Holding PLC, 7.50% due 7/15/2009               522,055
A        Aa3          500,000    NationsBank Corporation,
                                 7.50% due 9/15/2006                                 526,615
A+       Aa2        2,000,000    Wells Fargo Bank, 6.45% due 2/01/2011             1,960,960
                                                                                ------------
                                                                                  14,191,880
--------------------------------------------------------------------------------------------

Financial Services--5.7%

A+       A2           500,000    AXA Financial Inc., 7.75% due 8/01/2010             531,765
A        A2           700,000    Bear Stearns Companies, Inc.,
                                 7.625% due 2/01/2005                                735,063
AA-      A2           800,000    Boeing Capital Corporation,
                                 7.10% due 9/27/2005                                 838,552
A+       A2         1,000,000    CIT Group Inc., 6.50% due 2/07/2006               1,011,110
BBB-     Baa2       1,000,000    Capital One Bank, 6.875% due 2/01/2006              978,360
A        A3           500,000    Countrywide Home Loan, 5.25% due 6/15/2004          496,515
BBB+     Baa1         500,000    EOP Operating LP, 6.75% due 2/15/2008               492,155
                                 Ford Motor Credit Company:
A        A2         1,600,000     7.50% due 6/15/2003                              1,665,296
A        A2         2,400,000     6.875% due 2/01/2006                             2,446,512
A        A2           200,000     7.20% due 6/15/2007                                204,412
A        A2           400,000     7.375% due 2/01/2011                               405,252
                                 General Electric Capital Corp.:
AAA      Aaa          500,000     6.80% due 11/01/2005                               524,620
AAA      Aaa        1,500,000     7.375% due 1/19/2010                             1,615,035
                                 General Motors Acceptance Corporation:
A        A2           800,000     6.85% due 6/17/2004                                824,248
A        A2         1,200,000     7.75% due 1/19/2010                              1,262,232


                        June 30, 2001 (16) Mercury Aggregate Bond Index Fund

                                                                               In US Dollars
                  --------------------------------------------------------------------------
S&P      Moody's      Face
Ratings  Ratings     Amount                Corporate Bonds & Notes                 Value
--------------------------------------------------------------------------------------------
Financial Services (concluded)

                                 Goldman Sachs Group, Inc.:
A+       A1       $   800,000     7.625% due 8/17/2005                          $    846,872
A+       A1           300,000     6.875% due 1/15/2011                               299,001
A-       A3           500,000    Heller Financial Inc., 6.375% due 3/15/2006         504,375
A+       A1         1,000,000    J.P. Morgan Chase & Co.,
                                 6.75% due 2/01/2011                               1,002,090
                                 Lehman Brothers Holdings, Inc.:
A        A2           800,000     6.625% due 4/01/2004                               823,984
A        A2           350,000     7% due 2/01/2008                                   355,989
A        A2         1,000,000     7.875% due 8/15/2010                             1,058,540
BBB      Baa2         500,000    Liberty Property LP, 7.25% due 3/15/2011            488,765
AA-      Aa3        1,400,000    Morgan Stanley, Dean Witter, Discover & Co.,
                                 7.125% due 1/15/2003                              1,445,822
AA-      Aa3          500,000    Morgan Stanley Group, 6.875% due 3/01/2007          513,570
BBB+     Baa1         500,000    Prologis Trust, 7% due 10/01/2003                   513,040
A        Aa3        1,000,000    Salomon, Smith Barney Holdings, Inc.,
                                 6.25% due 5/15/2003                               1,020,280
BBB      Baa1         500,000    Simon Debartolo, 6.75% due 7/15/2004                498,655
A+       A1           250,000    Texaco Capital Inc., 8.625% due 6/30/2010           288,880
A+       A1           900,000    Verizon Global Funding Corporation,
                                 6.75% due 12/01/2005                                923,585
                                                                                ------------
                                                                                  24,614,575
--------------------------------------------------------------------------------------------

Financial Services--Consumer--1.0%

                                 Associates Corporation of North America:
AA-      Aa3          500,000     6.50% due 7/15/2002                                510,080
AA-      Aa3          500,000     7.23% due 5/17/2006                                527,230
A        A2           500,000    Hartford Life Inc., 7.375% due 3/01/2031            503,360
                                 Household Financial Corporation:
A        A2           500,000     6.50% due 1/24/2006                                508,315
A        A2         1,000,000     5.875% due 2/01/2009                               946,450
A        A2           500,000     6.75% due 5/15/2011                                493,415
BBB+     A3         1,000,000    Washington Mutual Inc., 7.50% due 8/15/2006       1,054,100
                                                                                ------------
                                                                                   4,542,950
--------------------------------------------------------------------------------------------

Foreign Government Obligations--0.7%

AA+      Aa1          500,000    Canada Government Bond,
                                 5.25% due 11/05/2008                                476,320
AA       Aa3          500,000    Province of Ontario, 7.375% due 1/27/2003           520,400
A+       A1           750,000    Province of Saskatchewan, 8% due 7/15/2004          803,985
BB+      Baa3       1,000,000    United Mexican States,
                                 9.875% due 2/01/2010                              1,094,000
                                                                                ------------
                                                                                   2,894,705
--------------------------------------------------------------------------------------------


                        June 30, 2001 (17) Mercury Aggregate Bond Index Fund

                                                                               In US Dollars
                  --------------------------------------------------------------------------
S&P      Moody's      Face
Ratings  Ratings     Amount                Corporate Bonds & Notes                 Value
--------------------------------------------------------------------------------------------
Industrial--Consumer Goods--1.7%

A+       A1       $ 1,000,000    Anheuser-Busch Companies, Inc.,
                                 6.75% due 11/01/2006                           $  1,023,940
A        A2         1,000,000    Coca-Cola Enterprises, 6.75% due 9/15/2028          946,450
BBB      Baa2       1,000,000    Kellogg Company, 6% due 4/01/2006 (a)               991,047
AA       Aa2        1,000,000    Kimberly-Clark Corporation,
                                 7.10% due 8/01/2007                               1,046,600
BBB-     Baa3         500,000    Kroger Company, 6.80% due 4/01/2011                 489,340
A        A2           500,000    Nabisco, Inc., 6.375% due 2/01/2005                 500,500
                                 Philip Morris Companies, Inc.:
A-       A2         1,000,000     6.375% due 2/01/2006                             1,000,260
A-       A2           365,000     6.95% due 6/01/2006                                372,975
                                 Safeway Inc.:
BBB      Baa2         500,000     6.15% due 3/01/2006                                499,310
BBB      Baa2         500,000     7.25% due 2/01/2031                                484,175
                                                                                ------------
                                                                                   7,354,597
--------------------------------------------------------------------------------------------

Industrial--Energy--1.7%

                                 Anadarko Finance Company (a):
BBB+     Baa1         390,000     6.75% due 5/01/2011                                388,942
BBB+     Baa1         190,000     7.50% due 5/01/2031                                192,686
A-       A3           190,000    Apache Corporation, 7.625% due 7/01/2019            198,305
BBB      Baa2         510,000    The Coastal Corporation, 6.50% due 6/01/2008        487,779
A-       A3           400,000    Conoco Inc., 5.90% due 4/15/2004                    402,988
BBB+     A2           500,000    Consolidated Natural Gas Company,
                                 6.625% due 12/01/2008                               493,245
BBB      Baa2         295,000    Duke Energy Field Services,
                                 8.125% due 8/16/2030                                308,800
BBB      Baa2         400,000    El Paso Energy Corporation,
                                 8.05% due 10/15/2030                                400,012
BBB+     Baa1         490,000    Enron Corp., 6.40% due 7/15/2006                    488,251
                                 NiSource Finance Corporation:
BBB      Baa2         500,000     7.625% due 11/15/2005                              521,100
BBB      Baa2       1,000,000     7.875% due 11/15/2010                            1,059,459
BBB      Baa2         550,000    Phillips Petroleum, 8.50% due 5/25/2005             596,118
A-       Baa3         290,000    R & B Falcon Corporation, 6.50% due 4/15/2003       295,574
BBB      Baa2          95,000    Sonat Inc., 7.625% due 7/15/2011                     95,167
BBB      Baa2         265,000    Tosco Corp., 8.125% due 2/15/2030                   287,668
A-       Baa2         500,000    Transocean Offshore, 6.625% due 4/15/2011           490,784
BBB-     Baa2         500,000    Williams Companies, Inc.,
                                 7.625% due 7/15/2019                                481,415
                                                                                ------------
                                                                                   7,188,293
--------------------------------------------------------------------------------------------


                        June 30, 2001 (18) Mercury Aggregate Bond Index Fund

                                                                               In US Dollars
                   -------------------------------------------------------------------------
S&P      Moody's      Face
Ratings  Ratings     Amount                Corporate Bonds & Notes                 Value
--------------------------------------------------------------------------------------------
Industrial--Manufacturing--2.3%

A-       A2        $  500,000    Alcan Inc., 6.45% due 3/15/2011                $    489,435
A-       A3         1,200,000    Daimler-Chrysler NA Holdings,
                                 6.40% due 5/15/2006                               1,190,460
A+       A2           500,000    Deere & Co., 7.85% due 5/15/2010                    532,775
BBB      Baa2         500,000    Delphi Auto Systems Corporation,
                                 6.55% due 6/15/2006                                 499,090
A        A2         1,600,000    Ford Motor Company, 7.45% due 7/16/2031           1,537,488
BBB-     Baa3         500,000    Georgia-Pacific Corp., 7.375% due 12/01/2025        425,665
A+       A1         1,000,000    International Business Machines Corp.,
                                 7.125% due 12/01/2096                               973,560
BBB-     Baa3         500,000    Lockheed Martin Corp., 7.25% due 5/15/2006          519,325
                                 Raytheon Company:
BBB-     Baa3         475,000     8.30% due 3/01/2010                                497,382
BBB-     Baa3         600,000     6.75% due 3/15/2018                                533,130
A        A2         1,500,000    Union Carbide Corp., 6.25% due 6/15/2003          1,535,625
BBB      Baa2       1,000,000    Visteon Corp., 8.25% due 8/01/2010                1,042,030
                                                                                ------------
                                                                                   9,775,965
--------------------------------------------------------------------------------------------

Industrial--Other--1.0%

BBB-     Baa3         750,000    Delta Airlines, 10.375% due 2/01/2011               834,645
                                 Norfolk Southern Corporation:
BBB      Baa1         500,000     7.70% due 5/15/2017                                508,845
BBB      Baa1         500,000     7.25% due 2/15/2031                                484,150
BBB-     Baa3       1,500,000    Northrop Grumman Corporation,
                                 7.125% due 2/15/2011                              1,482,285
BBB-     Baa3       1,000,000    Union Pacific Corp., 9.625% due 12/15/2002        1,063,940
                                                                                ------------
                                                                                   4,373,865
--------------------------------------------------------------------------------------------

Industrial--Services--3.1%

BBB      Baa2       1,500,000    Comcast Cable Communications,
                                 8.875% due 5/01/2017                              1,678,800
BBB+     Baa1         500,000    Computer Associates International, Inc.,
                                 6.375% due 4/15/2005                                477,855
A        A2         1,000,000    Dayton Hudson Corp., 10% due 1/01/2011            1,217,220
A-       A3         1,000,000    Hertz Corp., 7% due 1/15/2028                       912,800
A-       A3           500,000    Kohl's Corporation, 6.30% due 3/01/2011             484,290
BBB-     Baa3       1,000,000    News America Inc., 7.25% due 5/18/2018              923,420
A-       A3           500,000    Sears Discover Credit Corp.,
                                 9.14% due 3/13/2012                                 569,465
A-       A3           500,000    Sears Roebuck Acceptance Corporation,
                                 6% due 3/20/2003                                    504,665
A        A2           500,000    Target Corporation, 6.35% due 1/15/2011             487,840


                        June 30, 2001 (19) Mercury Aggregate Bond Index Fund

                                                                               In US Dollars
                  --------------------------------------------------------------------------
S&P      Moody's      Face
Ratings  Ratings     Amount                Corporate Bonds & Notes                 Value
--------------------------------------------------------------------------------------------
Industrial--Services (concluded)

A        A3       $ 1,375,000    Tele-Communications Inc.,
                                 8.25% due 1/15/2003                            $  1,428,240
BBB+     Baa1         500,000    Time Warner Entertainment Co.,
                                 9.625% due 5/01/2002                                518,925
                                 Time Warner Inc.:
BBB+     Baa1       1,000,000     7.75% due 6/15/2005                              1,062,290
BBB+     Baa1         500,000     6.875% due 6/15/2018                               471,860
A-       A3         2,000,000    Viacom Inc., 7.75% due 6/01/2005                  2,116,880
AA       Aa2          500,000    Wal-Mart Stores, Inc., 6.875% due 8/10/2009         518,010
                                                                                ------------
                                                                                  13,372,560
--------------------------------------------------------------------------------------------

Utilities--Communications--2.4%

BBB      Baa3         500,000    AT&T Canada Inc., 7.65% due 9/15/2006               496,865
A        A2         1,100,000    AT&T Corporation, 6% due 3/15/2009                1,022,967
AA-      Aa3          800,000    Ameritech Capital Funding,
                                 6.45% due 1/15/2018                                 744,864
AA-      Aa3          500,000    BellSouth Capital Funding,
                                 7.75% due 2/15/2010                                 539,530
A-       Baa1         700,000    British Telecom PLC, 8.125% due 12/15/2010          738,500
A-       A3           300,000    Deutsche Telekom International Finance,
                                 7.75% due 6/15/2005                                 313,428
A-       A3           300,000    France Telecom, 8.50% due 3/01/2031 (a)             314,576
A+       A2           500,000    GTE Corporation, 6.84% due 4/15/2018                477,045
A        A2           500,000    Nortel Networks Limited,
                                 6.125% due 2/15/2006                                428,160
BBB+     Baa1       1,500,000    Qwest Capital Funding, 7.90% due 8/15/2010        1,549,652
AA-      Aa3          400,000    SBC Communications Inc.,
                                 6.25% due 3/15/2011                                 388,684
                                 Sprint Capital Corporation:
BBB+     Baa1         800,000     5.70% due 11/15/2003                               798,160
BBB+     Baa1         300,000     7.125% due 1/30/2006                               302,061
                                 WorldCom, Inc.:
BBB+     A3         1,000,000     8% due 5/15/2006                                 1,040,340
BBB+     A3           200,000     7.50% due 5/15/2011                                194,664
BBB+     A3         1,000,000     8.25% due 5/15/2031                                977,060
                                                                                ------------
                                                                                  10,326,556
--------------------------------------------------------------------------------------------


                        June 30, 2001 (20) Mercury Aggregate Bond Index Fund

                                                                               In US Dollars
                   -------------------------------------------------------------------------
S&P      Moody's      Face
Ratings  Ratings     Amount                Corporate Bonds & Notes                 Value
--------------------------------------------------------------------------------------------
Utilities--Gas & Electric--1.7%

BBB+     Baa1      $  500,000    Commonwealth Edison Company,
                                 6.95% due 7/15/2018                            $    459,510
                                 Dominion Resources Inc.:
BBB+     Baa1         690,000     7.625% due 7/15/2005                               720,940
BBB+     Baa1       1,000,000     8.125% due 6/15/2010                             1,075,920
BBB+     Baa2       1,500,000    Exelon Corporation, 6.75% due 5/01/2011           1,468,905
BBB+     A3           500,000    Houston Lighting and Power,
                                 8.75% due 3/01/2022                                 518,915
A        A3         2,000,000    Keyspan Corporation, 7.625% due 11/15/2010        2,115,620
A        A1         1,000,000    South Carolina Electric & Gas,
                                 6.70% due 2/01/2011                                 993,040
                                                                                ------------
                                                                                   7,352,850
--------------------------------------------------------------------------------------------

Yankee--Corporate--2.0%

A-       A3           500,000    BHP Finance USA Limited,
                                 6.42% due 3/01/2026                                 507,705
A+       A2         1,000,000    Hydro-Quebec, 8.875% due 3/01/2026                1,219,130
BBB      Baa2       1,000,000    Korea Development Bank,
                                 6.625% due 11/21/2003                             1,016,960
BBB      Baa2         500,000    Korea Telecom, 7.625% due 4/15/2007                 512,885
A        A2           400,000    Norsk Hydro A/S, 6.36% due 1/15/2009                391,512
BB+      Baa3         575,000    Pemex Project Funding Master Trust,
                                 9.125% due 10/13/2010 (a)                           608,781
A        A1         1,000,000    Santander Financial Issuances Ltd.,
                                 7% due 4/01/2006                                  1,022,840
A+       A2           400,000    Telefonica Europe BV, 7.35% due 9/15/2005           415,292
                                 Tyco International Group SA:
A        Baa1       1,000,000     6.75% due 2/15/2011                                991,640
A        Baa1         500,000     6.875% due 1/15/2029                               465,150
A+       A1           500,000    Unilever Capital Corporation,
                                 7.125% due 11/01/2010                               518,030
A        A2           500,000    Vodafone Group PLC, 7.75% due 2/15/2010             524,580
A        A2           300,000    WMC Finance USA, 7.25% due 11/15/2013               298,776
                                                                                ------------
                                                                                   8,493,281
--------------------------------------------------------------------------------------------
                                 Total Investments in Corporate Bonds & Notes
                                 (Cost--$114,654,620)--26.6%                     114,482,077
--------------------------------------------------------------------------------------------


                        June 30, 2001 (21) Mercury Aggregate Bond Index Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                               In US Dollars
                  --------------------------------------------------------------------------
                      Face
                     Amount                Short-Term Securities                   Value
--------------------------------------------------------------------------------------------
Repurchase Agreements**--1.6%

                  $ 6,945,000    Morgan Stanley & Co., Inc., purchased on
                                 6/29/2001 to yield 4% to 7/02/2001             $  6,945,000
--------------------------------------------------------------------------------------------
                                 Total Investments in Short-Term Securities
                                 (Cost--$6,945,000)--1.6%                          6,945,000
--------------------------------------------------------------------------------------------
                                 Total Investments
                                 (Cost--$429,120,592)--100.1%                    430,162,393

                                 Liabilities in Excess of Other Assets--(0.1%)      (434,909)
                                                                                ------------
                                 Net Assets--100.0%                             $429,727,484
                                                                                ============
--------------------------------------------------------------------------------------------

  * Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
 ** Repurchase Agreements are fully collateralized by US Government Agency Obligations.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

      See Notes to Financial Statements.


                        June 30, 2001 (22) Mercury Aggregate Bond Index Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001
-----------------------------------------------------------------------------------

MASTER AGGREGATE BOND INDEX SERIES
===================================================================================
Assets:

Investments, at value (identified cost--$429,120,592)                  $430,162,393
Cash                                                                          1,394
Receivables:
  Contributions                                         $ 15,411,152
  Interest                                                 5,526,038     20,937,190
                                                        ------------
Prepaid expenses and other assets                                           128,294
                                                                       ------------
Total assets                                                            451,229,271
                                                                       ------------
-----------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                    20,586,238
  Withdrawals                                                785,964
  Investment adviser                                           3,160     21,375,362
                                                        ------------
Accrued expenses and other liabilities                                      126,425
                                                                       ------------
Total liabilities                                                        21,501,787
                                                                       ------------
-----------------------------------------------------------------------------------

Net Assets:

Net assets                                                             $429,727,484
                                                                       ============
-----------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                      $428,685,683
Unrealized appreciation on investments--net                               1,041,801
                                                                       ------------
Net assets                                                             $429,727,484
                                                                       ============
-----------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (23) Mercury Aggregate Bond Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001
-------------------------------------------------------------------------------------

MASTER AGGREGATE BOND INDEX SERIES
=====================================================================================
Investment Income:

Interest and discount earned                                             $ 11,561,040
                                                                         ------------
-------------------------------------------------------------------------------------

Expenses:

Accounting services                                       $     92,228
Professional fees                                               35,433
Custodian fees                                                  24,914
Pricing fees                                                    20,224
Investment advisory fees                                        18,321
Trustees' fees and expenses                                      2,619
Other                                                            3,796
                                                          ------------
Total expenses                                                                197,535
                                                                         ------------
Investment income--net                                                     11,363,505
                                                                         ------------
-------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments--Net:

Realized gain from investments--net                                           723,581
Change in unrealized appreciation on investments--net                        (785,932)
                                                                         ------------
Net Increase in Net Assets Resulting from Operations                     $ 11,301,154
                                                                         ============
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (24) Mercury Aggregate Bond Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

MASTER AGGREGATE BOND INDEX SERIES

                                                        For the Six     For the Year
                                                       Months Ended         Ended
Increase (Decrease) in Net Assets:                     June 30, 2001    Dec. 31, 2000
-------------------------------------------------------------------------------------
Operations:

Investment income--net                                 $  11,363,505    $  19,133,195
Realized gain (loss) on investments--net                     723,581       (8,055,546)
Change in unrealized appreciation/depreciation on
  investments--net                                          (785,932)      19,800,656
                                                       ------------------------------
Net increase in net assets resulting from operations      11,301,154       30,878,305
                                                       ------------------------------
-------------------------------------------------------------------------------------

Net Capital Contributions:

Increase (decrease) in net assets derived from
  net capital contributions                              110,081,542     (128,681,795)
                                                       ------------------------------
-------------------------------------------------------------------------------------

Net Assets:

Total increase (decrease) in net assets                  121,382,696      (97,803,490)
Beginning of period                                      308,344,788      406,148,278
                                                       ------------------------------
End of period                                          $ 429,727,484    $ 308,344,788
                                                       ==============================
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (25) Mercury Aggregate Bond Index Fund

FINANCIAL HIGHLIGHTS

MASTER AGGREGATE BOND INDEX SERIES

The following per share data and ratios have been derived from information provided in the financial statements.

                                   For the                                                 For the Period
                                 Six Months                    For the Year                   April 3,
                                    Ended                   Ended December 31,                1997+ to
                                  June 30,      -----------------------------------------     Dec. 31,
                                    2001           2000           1999           1998         1997
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement          .11%*          .14%           .10%           .12%           .15%*
                                 =======================================================================
Expenses                                .11%*          .14%           .10%           .13%           .18%*
                                 =======================================================================
Investment income--net                 6.20%*         6.62%          6.30%          6.20%          6.34%*
                                 =======================================================================
--------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period
  (in thousands)                 $   429,727    $   308,345    $   406,148    $   434,935    $   307,740
                                 =======================================================================
Portfolio turnover                   114.93%         43.24%         61.82%         27.89%         86.58%
                                 =======================================================================
--------------------------------------------------------------------------------------------------------

+     Commencement of operations.
*     Annualized.

      See Notes to Financial Statements.


                        June 30, 2001 (26) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS

MASTER AGGREGATE BOND INDEX SERIES

(1)   Significant Accounting Policies:

      Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Repurchase agreements--The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.


                        June 30, 2001 (27) Mercury Aggregate Bond Index Fund

      (c) Derivative financial instruments--The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      (d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.


                        June 30, 2001 (28) Mercury Aggregate Bond Index Fund

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of discount) is recognized on the accrual basis.

      (f) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

      During the six months ended June 30, 2001, the Series paid Merrill Lynch Security Pricing Service, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), $8,841 for security price quotations to compute the net asset value of the Series.

      Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

      Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $10,627 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

      Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.


                        June 30, 2001 (29) Mercury Aggregate Bond Index Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $535,107,117 and $415,761,956, respectively.

      Net realized gains for the six months ended June 30, 2001 and net unrealized gains as of June 30, 2001 were as follows:

                                                        Realized      Unrealized
                                                          Gains          Gains
      --------------------------------------------------------------------------
      Long-term investments                             $723,581      $1,041,801
                                                        ------------------------
      Total                                             $723,581      $1,041,801
                                                        ========================
      --------------------------------------------------------------------------

      As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,041,801, of which $4,888,326 related to appreciated securities and $3,846,525 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $429,120,592.

(4)   Short-Term Borrowings:

      On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the six months ended June 30, 2001.


                        June 30, 2001 (30) Mercury Aggregate Bond Index Fund

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED         ALTERNATIVE          INSTITUTIIONAL
      FUNDS            ACCOUNTS         INVESTMENTS         ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Aggregate Bond Index Fund of
Mercury Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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